Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.661%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,126,579.10

Principal:
Principal Collections	$32,790,114.27
Prepayments in Full	$16,776,492.80
Liquidation Proceeds	$551,665.18
Recoveries	$45,989.71
Sub Total	$50,164,261.96
Collections	$54,290,841.06

Purchase Amounts:
Purchase Amounts Related to Principal	$326,973.75
Purchase Amounts Related to Interest	$1,508.12
Sub Total	$328,481.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,619,322.93

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,619,322.93
Servicing Fee	$1,122,467.48	$1,122,467.48	$0.00	$0.00	$53,496,855.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,496,855.45
Interest - Class A-2a Notes	$137,755.74	$137,755.74	$0.00	$0.00	$53,359,099.71
Interest - Class A-2b Notes	$96,172.15	$96,172.15	$0.00	$0.00	$53,262,927.56
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$52,694,720.89
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$52,520,144.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,520,144.06
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$52,426,185.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,426,185.06
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$52,358,319.64
Third Priority Principal Payment	$650,973.47	$650,973.47	$0.00	$0.00	$51,707,346.17
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$51,624,126.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,624,126.59
Regular Principal Payment	$46,584,579.06	$46,584,579.06	$0.00	$0.00	$5,039,547.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,039,547.53
Residual Released to Depositor	$0.00	$5,039,547.53	$0.00	$0.00	$0.00
Total		$54,619,322.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$650,973.47
Regular Principal Payment					$46,584,579.06
Total					$47,235,552.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,019,584.02	$80.06	$137,755.74	$0.42	$26,157,339.76	$80.48
Class A-2b Notes	$21,215,968.51	$80.06	$96,172.15	$0.36	$21,312,140.66	$80.42
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$47,235,552.53	$25.13	$1,221,755.39	$0.65	$48,457,307.92	$25.78

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$229,592,905.68	0.7064397	$203,573,321.66	0.6263795
Class A-2b Notes	$187,206,523.10	0.7064397	$165,990,554.59	0.6263795
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,266,159,428.78	0.6737184	$1,218,923,876.25	0.6485846

Pool Information
Weighted Average APR	3.606%	3.594%
Weighted Average Remaining Term	47.85	47.01
Number of Receivables Outstanding	67,194	65,793
Pool Balance	$1,346,960,970.82	$1,296,104,641.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,276,656,852.78	$1,228,658,455.31
Pool Factor	0.6938098	0.6676140

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$19,441,569.62
Yield Supplement Overcollateralization Amount	$67,446,186.19
Targeted Overcollateralization Amount	$77,180,765.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,180,765.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		159	$411,083.32
(Recoveries)		23	$45,989.71
Net Loss for Current Collection Period			$365,093.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3253%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3534%
Second Prior Collection Period			0.3415%
Prior Collection Period			0.4381%
Current Collection Period			0.3315%
Four Month Average (Current and Prior Three Collection Periods)			0.3661%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,821	$3,309,373.93
(Cumulative Recoveries)			$143,256.17
Cumulative Net Loss for All Collection Periods			$3,166,117.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1631%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,817.34
Average Net Loss for Receivables that have experienced a Realized Loss			$1,738.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	548	$12,466,330.80
61-90 Days Delinquent	0.15%	76	$1,950,548.43
91-120 Days Delinquent	0.04%	15	$480,490.11
Over 120 Days Delinquent	0.03%	13	$387,558.26
Total Delinquent Receivables	1.18%	652	$15,284,927.60

Repossession Inventory:
Repossessed in the Current Collection Period		35	$960,315.18
Total Repossessed Inventory		62	$1,699,948.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1371%
Prior Collection Period			0.1414%
Current Collection Period			0.1581%
Three Month Average			0.1455%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer